Borrowings - Additional Information (Detail) € in Millions, £ in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Total fair value of financial liabilities measured at amortised cost	£ 2,532	£ 3,071
Percentage ownership of a subsidiary	100.00%
Amount of committed bank facility	£ 1,479				$ 2,000
Committed bank facility maturity date	2020-07
Term debt	£ 742	732	€ 600	SFr 275		€ 600	SFr 275
Fair value of derivative financial instruments	38	39
Term debt, in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total fair value of term debt	2,148	1,517
Term debt, previously in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total fair value of term debt	£ 501	£ 660